Convertible Notes and Notes Payable (Details 1)	Dec. 31, 2017 USD ($)
Debt Disclosure [Abstract]
2018	$ 4,320,260
2019	570,000
2020	0
2021 and thereafter	158,334
Total	$ 5,048,594